Share capital (Details) - GBP (£)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	£ 11,724,988	£ 6,252,900	£ 1,108,344
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total	6,685,918,922	1,189,577,722	5,417,137
Total	£ 334,296	£ 1,189,578	£ 108,343
‘A’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Total	1,000,001	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001	£ 1,000,001
‘B’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Total	4,063,321,418	4,063,321,418
Total	£ 4,063,321	£ 4,063,321
‘C’ deferred shares [member]
IfrsStatementLineItems [Line Items]
Total	126,547,389,518
Total	£ 6,327,370